UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February, 28

Date of reporting period: November 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET EMERGING MARKETS DEBT FUND

FORM N-Q

NOVEMBER 30, 2014

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 52.3%
Angola - 0.2%
Republic of Angola, Senior Notes	7.000%	8/16/19	360,000		$375,084	(a)

Argentina - 1.4%
Republic of Argentina, Senior Bonds	7.000%	10/3/15	3,443,000		3,354,012

Brazil - 2.8%
Federative Republic of Brazil, Notes	10.000%	1/1/17	17,761,000	BRL	6,658,684

Colombia - 3.1%
Republic of Colombia, Senior Bonds	4.375%	7/12/21	2,970,000		3,174,930
Republic of Colombia, Senior Bonds	4.000%	2/26/24	1,180,000		1,219,530
Republic of Colombia, Senior Bonds	6.125%	1/18/41	500,000		603,750
Republic of Colombia, Senior Bonds	5.625%	2/26/44	2,000,000		2,280,000

Total Colombia					7,278,210

Costa Rica - 0.4%
Republic of Costa Rica, Notes	7.000%	4/4/44	940,000		962,325	(b)

Croatia - 1.4%
Republic of Croatia, Notes	5.500%	4/4/23	2,300,000		2,428,524	(b)
Republic of Croatia, Senior Notes	6.625%	7/14/20	860,000		962,116	(b)

Total Croatia					3,390,640

Ecuador - 0.4%
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	994,000		1,026,305	(b)

El Salvador - 0.2%
Republic of El Salvador, Notes	6.375%	1/18/27	490,000		505,925	(b)

Gabon - 0.4%
Gabonese Republic, Bonds	6.375%	12/12/24	870,000		898,275	(b)

Ghana - 0.3%
Republic of Ghana, Bonds	8.125%	1/18/26	630,000		625,401	(b)

Hungary - 2.1%
Republic of Hungary, Senior Notes	4.000%	3/25/19	440,000		455,290
Republic of Hungary, Senior Notes	5.750%	11/22/23	2,608,000		2,926,213
Republic of Hungary, Senior Notes	5.375%	3/25/24	1,500,000		1,644,375

Total Hungary					5,025,878

Indonesia - 6.1%
Republic of Indonesia, Notes	3.750%	4/25/22	1,750,000		1,771,000	(a)
Republic of Indonesia, Notes	5.250%	1/17/42	2,340,000		2,433,600	(a)
Republic of Indonesia, Notes	5.250%	1/17/42	1,020,000		1,060,800	(b)
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	105,000		119,175	(a)
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	380,000		455,050	(a)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	1,850,000		1,998,000	(a)
Republic of Indonesia, Senior Notes	3.375%	4/15/23	350,000		341,688	(b)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	4,490,000		5,191,562	(b)
Republic of Indonesia, Senior Notes	4.625%	4/15/43	1,200,000		1,138,500	(a)

Total Indonesia					14,509,375

Ivory Coast - 0.5%
Republic of Cote D’Ivoire, Bonds	5.375%	7/23/24	1,230,000		1,197,713	(b)

Kenya - 0.6%
Republic of Kenya, Senior Notes	5.875%	6/24/19	650,000		671,125	(b)
Republic of Kenya, Senior Notes	6.875%	6/24/24	620,000		665,105	(b)

Total Kenya					1,336,230

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Lithuania - 1.0%
Republic of Lithuania, Senior Notes	7.375%	2/11/20	190,000		$232,155	(b)
Republic of Lithuania, Senior Notes	6.125%	3/9/21	1,880,000		2,213,700	(b)

Total Lithuania					2,445,855

Mexico - 4.8%
United Mexican States, Bonds	8.000%	6/11/20	3,324,800	MXN	272,513
United Mexican States, Bonds	6.500%	6/9/22	54,420,200	MXN	4,139,467
United Mexican States, Bonds	10.000%	12/5/24	2,250,000	MXN	213,412
United Mexican States, Bonds	8.500%	11/18/38	16,873,400	MXN	1,477,395
United Mexican States, Medium-Term Notes	6.050%	1/11/40	2,250,000		2,756,813
United Mexican States, Senior Notes	5.550%	1/21/45	2,150,000		2,488,625

Total Mexico					11,348,225

Nigeria - 0.2%
Republic of Nigeria, Senior Notes	5.125%	7/12/18	350,000		357,508	(a)
Republic of Nigeria, Senior Notes	6.375%	7/12/23	200,000		210,272	(b)

Total Nigeria					567,780

Pakistan - 0.5%
Republic of Pakistan, Bonds	7.250%	4/15/19	1,140,000		1,184,175	(b)

Panama - 0.0%
Republic of Panama, Senior Bonds	6.700%	1/26/36	21,000		26,723

Paraguay - 0.6%
Republic of Paraguay, Senior Notes	6.100%	8/11/44	1,360,000		1,455,200	(b)

Peru - 3.4%
Republic of Peru, Bonds	6.550%	3/14/37	2,208,000		2,853,840
Republic of Peru, Senior Bonds	8.750%	11/21/33	2,867,000		4,486,855
Republic of Peru, Senior Bonds	5.625%	11/18/50	518,000		608,650

Total Peru					7,949,345

Philippines - 0.7%
Republic of Philippine, Senior Bonds	5.000%	1/13/37	1,400,000		1,632,750

Poland - 2.2%
Republic of Poland, Senior Notes	5.125%	4/21/21	980,000		1,110,026
Republic of Poland, Senior Notes	5.000%	3/23/22	3,514,000		3,972,296

Total Poland					5,082,322

Romania - 0.1%
Republic of Romania, Senior Notes	4.875%	1/22/24	300,000		327,750	(b)

Russia - 4.5%
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	2,000,000		1,916,220	(b)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	5,817,710		6,384,937	(a)
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	2,600,000		2,475,829	(b)

Total Russia					10,776,986

South Africa - 0.6%
South Africa Government International Bond, Senior Notes	4.665%	1/17/24	1,250,000		1,321,875

Sri Lanka - 1.2%
Republic of Sri Lanka, Senior Bonds	6.000%	1/14/19	2,620,000		2,787,025	(b)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Turkey - 6.9%
Republic of Turkey, Notes	6.750%	5/30/40	2,360,000		$2,955,900
Republic of Turkey, Notes	4.875%	4/16/43	360,000		363,960
Republic of Turkey, Senior Bonds	5.625%	3/30/21	5,750,000		6,411,250
Republic of Turkey, Senior Bonds	5.750%	3/22/24	560,000		632,240
Republic of Turkey, Senior Notes	7.500%	11/7/19	1,370,000		1,634,410
Republic of Turkey, Senior Notes	6.250%	9/26/22	2,620,000		3,036,187
Republic of Turkey, Senior Notes	6.875%	3/17/36	1,147,000		1,442,352

Total Turkey					16,476,299

Ukraine - 0.7%
Republic of Ukraine, Senior Notes	6.750%	11/14/17	1,114,000		867,750	(a)
Republic of Ukraine, Senior Notes	7.750%	9/23/20	415,000		323,264	(a)
Republic of Ukraine, Senior Notes	7.800%	11/28/22	739,000		554,398	(a)

Total Ukraine					1,745,412

Venezuela - 4.8%
Bolivarian Republic of Venezuela, Senior Bonds	5.750%	2/26/16	961,000		771,203	(a)
Bolivarian Republic of Venezuela, Senior Bonds	8.250%	10/13/24	1,550,000		818,400	(a)
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	7,265,000		4,141,050
Bolivarian Republic of Venezuela, Senior Bonds	9.375%	1/13/34	73,000		39,493
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	10,125,000		5,690,250	(a)

Total Venezuela					11,460,396

Vietnam - 0.2%
Republic of Vietnam, Senior Bonds	6.750%	1/29/20	110,000		125,268	(a)
Republic of Vietnam, Senior Bonds	4.800%	11/19/24	430,000		440,750	(b)

Total Vietnam					566,018

TOTAL SOVEREIGN BONDS (Cost - $125,505,262)					124,298,193

CONVERTIBLE BONDS & NOTES - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Axtel SAB de CV, Senior Secured Notes, Step Bond (Cost - $546,313)	8.000%	1/31/20	4,257,300	MXN	489,573	(b)

CORPORATE BONDS & NOTES - 41.6%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Myriad International Holdings BV, Senior Notes	6.000%	7/18/20	520,000		574,704	(b)

CONSUMER STAPLES - 1.2%
Food Products - 1.2%
Alicorp SAA, Senior Notes	3.875%	3/20/23	420,000		406,875	(b)
Marfrig Holding Europe BV, Senior Notes	8.375%	5/9/18	360,000		376,200	(a)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	900,000		890,100	(b)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	400,000		430,000	(b)
Virgolino de Oliveira Finance Ltd., Senior Notes	10.500%	1/28/18	1,200,000		168,000	(a)(c)
Virgolino de Oliveira Finance SA, Senior Secured Notes	10.875%	1/13/20	1,100,000		632,500	(b)(c)

TOTAL CONSUMER STAPLES					2,903,675

ENERGY - 17.3%
Energy Equipment & Services - 0.7%
Offshore Drilling Holding SA, Senior Secured Notes	8.625%	9/20/20	930,000		941,625	(b)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Energy Equipment & Services - (continued)
TMK OAO Via TMK Capital SA, Senior Notes	6.750%	4/3/20	730,000	$598,600	(b)

Total Energy Equipment & Services				1,540,225

Oil, Gas & Consumable Fuels - 16.6%
Afren PLC, Senior Secured Notes	6.625%	12/9/20	1,130,000	926,600	(b)
CNOOC Curtis Funding No. 1 Pty Ltd., Senior Notes	4.500%	10/3/23	550,000	588,955	(a)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	130,000	155,025
Ecopetrol SA, Senior Notes	5.875%	5/28/45	350,000	348,250
EDC Finance Ltd., Senior Notes	4.875%	4/17/20	1,330,000	1,120,525	(b)
GeoPark Latin America Ltd. Agencia en Chile, Senior Secured Notes	7.500%	2/11/20	620,000	626,200	(b)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	368,000	378,626	(b)
KazMunayGas National Co., Notes	7.000%	5/5/20	2,300,000	2,570,250	(a)
KazMunayGas National Co., Senior Notes	9.125%	7/2/18	360,000	420,750	(a)
KazMunayGas National Co. JSC, Senior Notes	4.400%	4/30/23	500,000	485,000	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	800,000	780,000	(a)
Oleoducto Central SA, Senior Notes	4.000%	5/7/21	550,000	548,075	(b)
Pacific Rubiales Energy Corp., Senior Notes	5.375%	1/26/19	1,180,000	1,174,100	(b)
Pacific Rubiales Energy Corp., Senior Notes	5.375%	1/26/19	907,000	902,465	(a)
Pacific Rubiales Energy Corp., Senior Notes	7.250%	12/12/21	1,380,000	1,452,450	(a)
Pacific Rubiales Energy Corp., Senior Notes	5.125%	3/28/23	950,000	881,125	(b)
Pacific Rubiales Energy Corp., Senior Notes	5.125%	3/28/23	500,000	463,750	(a)
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	858,000	1,008,150
Petrobras International Finance Co., Senior Notes	5.375%	1/27/21	150,000	150,102
Petrobras International Finance Co., Senior Notes	6.750%	1/27/41	950,000	935,174
Petroleos de Venezuela SA, Bonds	6.000%	5/16/24	840,000	378,840	(a)
Petroleos de Venezuela SA, Senior Notes	8.500%	11/2/17	1,320,000	927,300	(a)
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	950,000	1,058,063
Petroleos Mexicanos, Senior Notes	4.875%	1/24/22	910,000	971,425
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	3,920,000	4,557,000
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	700,000	724,500
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,010,000	3,483,021
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	870,000	1,081,845	(b)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	1,280,000	1,450,257	(a)
PT Pertamina Persero, Notes	5.250%	5/23/21	270,000	287,550	(b)
PT Pertamina Persero, Senior Notes	4.875%	5/3/22	820,000	846,650	(b)
PT Pertamina Persero, Senior Notes	4.300%	5/20/23	1,130,000	1,121,525	(b)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	1,130,000	1,148,645	(b)
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	990,000	1,092,884	(a)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	600,000	615,750	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	10/17/23	320,000	340,086	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	2,090,000	2,223,925	(b)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,260,000	1,223,460	(b)

Total Oil, Gas & Consumable Fuels				39,448,298

TOTAL ENERGY				40,988,523

FINANCIALS - 0.4%
Banks - 0.4%
BBVA Banco Continental SA, Subordinated Notes	5.250%	9/22/29	190,000	194,370	(b)(d)
Industrial & Commercial Bank of China Ltd., Senior Notes	3.231%	11/13/19	630,000	639,789

TOTAL FINANCIALS				834,159

INDUSTRIALS - 2.8%
Building Products - 0.4%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	400,000	408,520	(b)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Rearden G Holdings EINS GmbH, Senior Notes	7.875%	3/30/20	590,000	$607,700	(b)

Total Building Products				1,016,220

Construction & Engineering - 1.6%
CRCC Yuxiang Ltd., Senior Notes	3.500%	5/16/23	270,000	264,041	(a)
Empresas ICA SAB de CV, Senior Notes	8.875%	5/29/24	1,730,000	1,678,165	(b)
OAS Finance Ltd., Senior Notes	8.000%	7/2/21	540,000	251,100	(b)
OAS Investments GmbH, Senior Notes	8.250%	10/19/19	630,000	305,550	(b)
Odebrecht Finance Ltd., Senior Notes	4.375%	4/25/25	550,000	488,125	(b)
Odebrecht Finance Ltd., Senior Notes	5.250%	6/27/29	646,000	587,860	(b)
Odebrecht Offshore Drilling Finance Ltd., Senior Secured Notes	6.625%	10/1/22	195,220	191,316	(b)

Total Construction & Engineering				3,766,157

Industrial Conglomerates - 0.2%
Alfa SAB de CV, Senior Notes	5.250%	3/25/24	200,000	212,500	(b)
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	200,000	223,000	(b)

Total Industrial Conglomerates				435,500

Transportation Infrastructure - 0.6%
Mersin Uluslararasi Liman Isletmeciligi AS, Notes	5.875%	8/12/20	600,000	649,320	(b)
Pelabuhan Indonesia III PT, Senior Notes	4.875%	10/1/24	750,000	774,375	(a)

Total Transportation Infrastructure				1,423,695

TOTAL INDUSTRIALS				6,641,572

MATERIALS - 12.9%
Chemicals - 1.5%
Alpek SA de CV, Senior Notes	4.500%	11/20/22	1,126,000	1,137,260	(b)
Grupo Idesa SA de CV, Senior Notes	7.875%	12/18/20	550,000	588,500	(a)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	200,000	208,900	(a)
Mexichem SAB de CV, Senior Notes	5.875%	9/17/44	630,000	623,700	(b)
OCP SA, Senior Notes	5.625%	4/25/24	900,000	955,305	(b)

Total Chemicals				3,513,665

Construction Materials - 2.4%
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	790,000	742,600	(b)
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	120,000	112,800	(a)
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	3,750,000	4,293,750	(b)
Cemex SAB de CV, Senior Secured Notes	7.250%	1/15/21	200,000	212,000	(b)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	440,000	411,950	(b)

Total Construction Materials				5,773,100

Metals & Mining - 8.0%
AngloGold Ashanti Holdings PLC, Senior Notes	8.500%	7/30/20	613,000	661,274
Corporacion Nacional del Cobre de Chile, Senior Notes	3.000%	7/17/22	2,250,000	2,191,428	(b)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.000%	7/17/22	780,000	759,695	(a)
CSN Resources SA, Senior Bonds	6.500%	7/21/20	1,250,000	1,215,625	(a)
Evraz Group SA, Senior Notes	9.500%	4/24/18	360,000	348,300	(a)
Evraz Group SA, Senior Notes	6.750%	4/27/18	980,000	864,244	(a)
Evraz Group SA, Senior Notes	6.500%	4/22/20	1,050,000	863,625	(b)
Gerdau Trade Inc., Senior Notes	4.750%	4/15/23	700,000	682,500	(b)
Samarco Mineracao SA, Senior Notes	4.125%	11/1/22	1,380,000	1,267,875	(b)
Severstal OAO Via Steel Capital SA, Senior Notes	4.450%	3/19/18	530,000	496,578	(b)
Southern Copper Corp., Senior Notes	5.375%	4/16/20	60,000	66,228
Southern Copper Corp., Senior Notes	7.500%	7/27/35	310,000	360,762
Southern Copper Corp., Senior Notes	6.750%	4/16/40	1,960,000	2,139,536
Southern Copper Corp., Senior Notes	5.250%	11/8/42	340,000	315,435
Tupy Overseas SA, Senior Bonds	6.625%	7/17/24	320,000	321,600	(b)
Vale Overseas Ltd., Notes	8.250%	1/17/34	81,000	101,190
Vale Overseas Ltd., Notes	6.875%	11/21/36	3,007,000	3,296,959
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	80,000	80,289
Vedanta Resources PLC, Senior Notes	6.750%	6/7/16	1,990,000	2,066,615	(b)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Vedanta Resources PLC, Senior Notes	6.000%	1/31/19	860,000	$832,050	(b)

Total Metals & Mining				18,931,808

Paper & Forest Products - 1.0%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	590,000	609,024
Inversiones CMPC SA, Notes	4.750%	1/19/18	350,000	369,606	(b)
Inversiones CMPC SA, Notes	4.375%	5/15/23	480,000	475,609	(b)
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	690,000	696,973	(b)
Klabin Finance SA, Senior Notes	5.250%	7/16/24	380,000	372,457	(b)

Total Paper & Forest Products				2,523,669

TOTAL MATERIALS				30,742,242

TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 2.3%
Axtel SAB de CV, Senior Secured Notes, Step Bond	8.000%	1/31/20	2,234,000	2,242,377	(b)
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	560,000	613,239	(b)
Empresa Nacional de Telecomunicaciones S.A., Senior Notes	4.875%	10/30/24	510,000	518,065	(b)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	400,000	435,500	(b)
Telemar Norte Leste SA, Senior Notes	5.500%	10/23/20	330,000	325,380	(b)
Turk Telekomunikasyon AS, Senior Bonds	3.750%	6/19/19	700,000	711,813	(b)
Turk Telekomunikasyon AS, Senior Notes	4.875%	6/19/24	500,000	509,460	(b)

Total Diversified Telecommunication Services				5,355,834

Wireless Telecommunication Services - 2.1%
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	940,000	934,172
Indosat Palapa Co. BV, Senior Notes	7.375%	7/29/20	580,000	616,975	(b)
Oi S.A., Senior Notes	5.750%	2/10/22	480,000	461,400	(b)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	2,990,000	2,769,488	(a)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	200,000	185,250	(b)

Total Wireless Telecommunication Services				4,967,285

TOTAL TELECOMMUNICATION SERVICES				10,323,119

UTILITIES - 2.4%
Electric Utilities - 0.4%
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	510,000	543,150	(b)
State Grid Overseas Investment 2013 Ltd., Senior Bonds	3.125%	5/22/23	500,000	493,783	(b)

Total Electric Utilities				1,036,933

Gas Utilities - 0.7%
Gas Natural de Lima y Callao SA, Senior Notes	4.375%	4/1/23	700,000	696,850	(b)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.700%	3/20/22	940,000	1,003,450	(b)

Total Gas Utilities				1,700,300

Independent Power and Renewable Electricity Producers - 1.2%
AES Gener SA, Notes	5.250%	8/15/21	550,000	590,460	(b)
Empresa Nacional de Electricidad SA, Senior Notes	4.250%	4/15/24	280,000	285,495
Korea East-West Power Co. Ltd., Senior Notes	2.500%	6/2/20	1,060,000	1,058,919	(b)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Independent Power and Renewable Electricity Producers - (continued)
Perusahaan Listrik Negara PT, Senior Notes	5.500%	11/22/21	840,000	$906,150	(b)

Total Independent Power and Renewable Electricity Producers				2,841,024

Multi-Utilities - 0.1%
E-CL SA, Notes	5.625%	1/15/21	100,000	109,535	(b)

TOTAL UTILITIES				5,687,792

TOTAL CORPORATE BONDS & NOTES (Cost - $101,362,284)				98,695,786

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $227,413,859)				223,483,552

SHORT-TERM INVESTMENTS - 5.5%
Repurchase Agreements - 5.5%
Barclays Capital Inc. repurchase agreement dated 11/28/14; Proceeds at maturity - $13,200,044; (Fully collateralized by U.S. government obligations, 1.375% due 9/30/18; Market value - $13,464,608) (Cost - $13,200,000)	0.040%	12/1/14	13,200,000	13,200,000

TOTAL INVESTMENTS - 99.6% (Cost - $240,613,859#)				236,683,552
Other Assets in Excess of Liabilities - 0.4%				909,656

TOTAL NET ASSETS - 100.0%				$237,593,208

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Illiquid security.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
MXN	— Mexican Peso

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$124,298,193	—	$124,298,193
Convertible bonds & notes	—	489,573	—	489,573
Corporate bonds & notes	—	98,695,786	—	98,695,786

Total long-term investments	—	$223,483,552	—	$223,483,552

Short-term investments†	—	13,200,000	—	13,200,000

Total investments	—	$236,683,552	—	$236,683,552

Other financial instruments:
Forward foreign currency contracts	—	$203,924	—	$203,924

Total	—	$236,887,476	—	$236,887,476

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At November 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,191,715
Gross unrealized depreciation	(11,122,022)

Net unrealized depreciation	$(3,930,307)

At November 30, 2014 , the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	2,320,004	BRL	5,830,865	Citibank, N.A.	12/15/14	$62,497
USD	3,199,255	BRL	7,898,000	Citibank, N.A.	12/15/14	141,427

Total						$203,924

Abbreviations used in this schedule:

BRL	— Brazilian Real
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 22, 2015

By	/S/RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 22, 2015